Cover	Feb. 03, 2023
Cover [Abstract]
Entity Registrant Name	CRONA CORP.
Entity Central Index Key	0001696411
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Feb. 03, 2023
Entity Ex Transition Period	false
Entity File Number	333-216180
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	35-2574778
Entity Address Address Line 1	422 Richards Street
Entity Address Address Line 2	Unit 170
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6B 2Z4
City Area Code	888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	998-9449
Security 12b Title	Common Stock
Trading Symbol	CCCP